PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)								1 Months Ended					6 Months Ended		12 Months Ended
	Feb. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Feb. 06, 2018 USD ($) item	Feb. 06, 2018 CNY (¥) item	Jun. 06, 2017 $ / shares shares	Nov. 24, 2015 USD ($)	Nov. 24, 2015 USD ($)	Jul. 31, 2020 item	Feb. 29, 2020 subsidiary	Sep. 30, 2019 subsidiary	Feb. 28, 2018 USD ($) item	Sep. 30, 2011 USD ($)	Jun. 30, 2020 CNY (¥) segment	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($) item segment	Dec. 31, 2019 CNY (¥) item segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2010 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Accumulated deficit															$ (489,938,842)					¥ (2,960,282,699)	¥ (3,410,856,231)			¥ (3,233,061,063)
Current liabilities exceeded total assets															125,900,000				$ 60,700,000	¥ 428,800,000	876,600,000
Net (loss) gain													¥ 447,802,823	¥ (50,041,769)	(28,177,876)	¥ (196,168,740)	¥ (239,284,796)	¥ (112,092,907)
Cash equivalents, bank deposits															350,000								$ 80,000
Cash and cash equivalents														2,088,077	1,452,662			142,624,020			10,113,141		611,401	4,256,449	¥ 38,878,076
Allowance for doubtful accounts receivable														¥ 169,416	24,335	169,416	109,939	47,948
Payments to acquire game licenses												$ 10,000,000
Additional payment to acquire game licenses due in four years												$ 12,700,000
Game license fee payable															3,100,000								$ 3,100,000
Advertising expenses															40,000	200,000	300,000	900,000
Unrestricted government subsidies from local government															200,000	¥ 1,200,000	¥ 1,600,000	¥ 2,300,000
Exercise price | $ / shares					$ 0.00
Options exercised | shares					6,328,535
Options canceled | shares					10,806,665
Carrying value of convertible notes															59,500,000						414,100,000
Deferred Revenue															20,000						200,000			5,400,000
Convertible Notes Payable, Current															$ 59,485,752						414,127,908			375,257,140
Number of Tokens Subscribed | item			5,297,157	5,297,157				2,222,222			5,297,157				2,222,222	2,222,222
Payments for Subscription of Tokens			$ 2,000,000	¥ 14,100,000							$ 2,000,000
Number of subsidiaries disposed off | subsidiary										3
Lease assets															$ 1,329,772						9,257,604
Lease liabilities															$ 1,387,482						9,659,375
Number of operating segment | segment													1		1	1
12% Convertible Senior Notes Due 2018
PRINCIPAL ACCOUNTING POLICIES
Principal amount						$ 40,050,000	$ 40,050,000
Notes due date						2018
Notes extension						2 years	2 years
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents															$ 1,100,000						¥ 7,600,000			¥ 3,600,000
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Ownership interest (as a percent)															34.71%				34.71%	34.71%	34.71%
Goodwill																										$ 1,600,000
Subsequent Event
PRINCIPAL ACCOUNTING POLICIES
Number of subsidiaries disposed off | subsidiary									3
Subsequent Event | 12% Convertible Senior Notes Due 2018
PRINCIPAL ACCOUNTING POLICIES
Repayments of Long-term Debt	$ 4,800,000	$ 4,800,000
Convertible Notes Payable, Current	$ 55,500,000	$ 55,500,000
Accounting Standards Update 2016-02 [Member]
PRINCIPAL ACCOUNTING POLICIES
Lease assets | ¥																						¥ 0
Lease liabilities | ¥																						0
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
PRINCIPAL ACCOUNTING POLICIES
Accumulated deficit | ¥																						¥ 0
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period													1 year		1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period													4 years		4 years	4 years
Land use right
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life													44 years		44 years	44 years
Acquired game licenses | Minimum
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life															2 years	2 years
Acquired game licenses | Maximum
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life															7 years	7 years